UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925
Bloomington, Minnesota 55435
(Address of principal executive offices) (Zip code)

Kevin R. Miller
7760 France Avenue South, Suite 925
Bloomington, Minnesota 55435
(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Cleveland, Ohio 44115

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 49.2%
	AGGREGATE BOND — 12.1%
62,268	BlackRock Ultra Short-Term Bond	$3,122,740

	BROAD MARKET — 0.2%
669	JPMorgan U.S. Value Factor ETF	24,733
163	SPDR S&P 1500 Value Tilt ETF	25,261
		49,994
	CONVERTIBLE — 0.3%
452	iShares Convertible Bond ETF	37,661
488	SPDR Bloomberg Convertible Securities ETF	37,551
		75,212
	CORPORATE — 25.8%
42,360	Franklin Liberty Senior Loan ETF	1,045,233
22,791	iShares Inflation Hedged Corporate Bond ETF	661,395
1,545	iShares J.P. Morgan EM Corporate Bond ETF	71,688
71,314	SPDR Portfolio High Yield Bond ETF	1,789,981
123,664	VanEck Investment Grade Floating Rate ETF	3,103,967
		6,672,264
	EMERGING MARKETS — 0.7%
387	Columbia EM Core ex-China ETF	11,838
2,630	Vanguard Emerging Markets Government Bond ETF	183,732
		195,570
	GLOBAL — 0.1%
181	Vanguard Total World Stock ETF	18,334

	INFLATION PROTECTED — 7.1%
30,261	Schwab U.S. TIPS ETF	1,837,145

	INTERNATIONAL — 0.2%
94	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	6,397
339	Schwab Fundamental International Large Co. Index ETF	10,929
115	SPDR Portfolio Developed World ex-US ETF	3,942
63	Vanguard FTSE All World ex-US Small-Cap ETF	7,805
165	Vanguard FTSE Developed Markets ETF	7,925
301	WisdomTree Global ex-US Quality Dividend Growth Fund	11,956
		48,954
	LARGE-CAP — 1.1%
65	Invesco QQQ Trust Series 1	23,565
655	Schwab Fundamental U.S. Large Co. Index ETF	38,317
830	Schwab U.S. Dividend Equity ETF	65,479
702	Schwab U.S. Large-Cap Growth ETF	52,524
338	SPDR Russell 1000 Yield Focus ETF	34,283

1
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
351	Vanguard Large-Cap ETF	$73,180
		287,348
	MID-CAP — 0.2%
107	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	10,012
160	Vanguard Mid-Cap ETF	38,054
86	Vanguard Mid-Cap Growth ETF	19,162
		67,228
	PRECIOUS METALS — 1.3%
10,846	abrdn Silver ETF Trust*	258,677
2,279	iShares Gold Trust*	83,936
		342,613
	SMALL-CAP — 0.1%
86	Dimensional U.S. Small Cap ETF	4,821
112	JPMorgan Diversified Return U.S. Small Cap Equity ETF	4,907
56	Vanguard Small-Cap Value ETF	9,853
		19,581
	Total Exchange-Traded Funds
	(Cost $12,919,366)	12,736,983

	EXCHANGE-TRADED NOTES — 0.3%
	INDUSTRIAL METALS — 0.3%
3,007	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	71,146

	Total Exchange-Traded Notes
	(Cost $64,480)	71,146

	MUTUAL FUNDS — 44.2%
	AGGREGATE BOND — 12.6%
40,417	Allspring Core Plus Bond Fund - Class R6	503,599
60,080	Bond Fund of America - Class F-3	757,002
89,085	Invesco Corporate Bond Fund - Class Y	621,810
37,810	Vanguard Core Bond Fund, Admiral Shares	751,285
44,224	Virtus AllianzGI Core Plus Bond Fund - Class R61	631,084
		3,264,780
	AGGREGATE BOND INTERMEDIATE — 2.4%
62,613	TIAA-CREF Core Plus Bond Fund - Class Institutional	628,006

	AGGREGATE BOND SHORT — 3.9%
109,123	JPMorgan Short Duration Core Plus Fund - Class R6	1,018,117

	BANK LOANS — 10.1%
82,810	Fidelity Advisor Floating Rate High Income Fund	778,414
95,462	John Hancock Floating Rate Income Fund - Class R6	773,240

2
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BANK LOANS (Continued)
109,538	T. Rowe Price Institutional Floating Rate Fund - Institutional Class	$1,054,851
		2,606,505
	BLEND BROAD MARKET — 0.1%
561	DFA U.S. Vector Equity Portfolio - Class Institutional	13,549

	BLEND LARGE CAP — 0.5%
1,446	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	17,943
1,217	DFA U.S. Large Co. Portfolio - Class Institutional	39,235
364	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	12,718
751	Schwab S&P 500 Index Fund - Class Select	52,244
		122,140
	EMERGING MARKET STOCK — 0.1%
1,088	Fidelity Emerging Markets Index Fund - Class Institutional Premium	12,155
330	Hartford Climate Opportunities Fund - Class F	5,242
156	New World Fund, Inc. - Class F-3	12,018
		29,415
	EMERGING MARKETS BOND — 0.7%
7,457	Vanguard Emerging Markets Bond Fund, Admiral Shares	180,993

	FOREIGN AGGREGATE BOND — 9.9%
175,438	DFA Short Duration Real Return Portfolio - Class Institutional	1,838,590
67,048	Dodge & Cox Global Bond Fund	731,492
		2,570,082
	GROWTH BROAD MARKET — 0.0%
181	New Perspective Fund - Class R-6	10,800

	GROWTH LARGE CAP — 0.2%
780	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	41,036

	GROWTH SMALL CAP — 0.0%
42	Vanguard Explorer Fund, Admiral Shares	4,514

	HIGH YIELD BOND — 3.4%
13,588	AB High Yield Portfolio - Class Advisor	127,183
74,833	American High-Income Trust - Class F-3	751,327
		878,510
	THEMATIC SECTOR — 0.1%
359	DFA U.S. Sustainability Core 1 Portfolio	12,420

	VALUE LARGE CAP — 0.2%
613	Vanguard Windsor Fund, Admiral Shares	50,952

3
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.0%
248	DFA U.S. Targeted Value Portfolio - Class Institutional	$7,467

	Total Mutual Funds
	(Cost $11,833,506)	11,439,286

	MONEY MARKET FUNDS — 6.3%
1,305,781	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.16%[2]	1,305,781
323,751	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.26%[2]	323,751
	Money Market Funds
	(Cost $1,629,532)	1,629,532
	TOTAL INVESTMENTS — 100.0%
	(Cost $26,446,884)	25,876,947
	Liabilities in Excess of Other Assets — (0.0)%	(2,347)
	TOTAL NET ASSETS — 100.0%	$25,874,600

* Non-income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] Effective 7 day yield as of March 31, 2022.

See Notes to Financial Statements

4
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	12.6%
Bank Loans	10.1%
Foreign Aggregate Bond	9.9%
Aggregate Bond Short	3.9%
High Yield Bond	3.4%
Aggregate Bond Intermediate	2.4%
Emerging Markets Bond	0.7%
Blend Large Cap	0.5%
Value Large Cap	0.2%
Growth Large Cap	0.2%
Emerging Market Stock	0.1%
Blend Broad Market	0.1%
Thematic Sector	0.1%
Growth Broad Market	0.0%
Value Mid Cap	0.0%
Growth Small Cap	0.0%
Total Mutual Funds	44.2%
Exchange-Traded Funds
Corporate	25.8%
Aggregate Bond	12.1%
Inflation Protected	7.1%
Precious Metals	1.3%
Large-cap	1.1%
Emerging Markets	0.7%
Convertible	0.3%
Mid-cap	0.2%
Broad Market	0.2%
International	0.2%
Small-cap	0.1%
Global	0.1%
Total Exchange-Traded Funds	49.2%
Exchange-Traded Notes
Industrial Metals	0.3%
Money Market Funds	6.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

5
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 45.3%
	AGGREGATE BOND — 9.0%
114,210	BlackRock Ultra Short-Term Bond	$5,727,631

	BROAD MARKET — 2.0%
17,147	JPMorgan U.S. Value Factor ETF	633,924
4,184	SPDR S&P 1500 Value Tilt ETF	648,425
		1,282,349
	CONVERTIBLE — 0.5%
1,920	iShares Convertible Bond ETF	159,975
2,075	SPDR Bloomberg Convertible Securities ETF	159,671
		319,646
	CORPORATE — 14.5%
103,279	Franklin Liberty Senior Loan ETF	2,548,409
66,094	iShares Inflation Hedged Corporate Bond ETF	1,918,048
13,473	iShares J.P. Morgan EM Corporate Bond ETF	625,147
165,505	SPDR Portfolio High Yield Bond ETF	4,154,176
		9,245,780
	EMERGING MARKETS — 1.1%
2,027	Columbia EM Core ex-China ETF	62,006
2,112	Schwab Fundamental Emerging Markets Large Co. Index ETF	61,142
8,475	Vanguard Emerging Markets Government Bond ETF	592,064
		715,212
	GLOBAL — 0.3%
1,937	Vanguard Total World Stock ETF	196,199

	INFLATION PROTECTED — 7.8%
82,025	Schwab U.S. TIPS ETF	4,979,738

	INTERNATIONAL — 1.7%
1,210	Cambria Foreign Shareholder Yield ETF	33,239
927	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	63,082
5,893	Schwab Fundamental International Large Co. Index ETF	189,990
1,636	Schwab International Small-Cap Equity ETF	62,119
9,970	SPDR Portfolio Developed World ex-US ETF	341,772
482	Vanguard FTSE All World ex-US Small-Cap ETF	59,715
5,173	Vanguard FTSE Developed Markets ETF	248,459
2,374	WisdomTree Global ex-US Quality Dividend Growth Fund	94,297
		1,092,673
	LARGE-CAP — 4.6%
528	Invesco QQQ Trust Series 1	191,421
2,275	Schwab Fundamental U.S. Large Co. Index ETF	133,088
12,617	Schwab U.S. Dividend Equity ETF	995,355

6
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
11,020	Schwab U.S. Large-Cap Growth ETF	$824,516
1,672	SPDR Russell 1000 Yield Focus ETF	169,591
3,087	Vanguard Large-Cap ETF	643,609
		2,957,580
	MID-CAP — 0.5%
1,066	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	99,749
815	Vanguard Mid-Cap ETF	193,839
286	Vanguard Mid-Cap Growth ETF	63,724
		357,312
	PRECIOUS METALS — 2.3%
34,440	abrdn Silver ETF Trust*	821,394
17,515	iShares Gold Trust*	645,077
		1,466,471
	SMALL-CAP — 0.5%
563	Dimensional U.S. Small Cap ETF	31,562
1,499	JPMorgan Diversified Return U.S. Small Cap Equity ETF	65,671
455	Vanguard Small-Cap ETF	96,697
666	Vanguard Small-Cap Value ETF	117,176
		311,106
	THEMATIC — 0.5%
1,062	Global X Founder - Run Cos. ETF	31,870
10,046	Global X U.S. Infrastructure Development ETF	284,101
		315,971
	Total Exchange-Traded Funds
	(Cost $29,307,860)	28,967,668

	EXCHANGE-TRADED NOTES — 1.1%

	INDUSTRIAL METALS — 1.1%
29,620	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	700,809
	Total Exchange-Traded Notes
	(Cost $699,494)	700,809

	MUTUAL FUNDS — 49.9%
	AGGREGATE BOND — 10.6%
50,431	Allspring Core Plus Bond Fund - Class R6	628,376
96,837	Bond Fund of America - Class F-3	1,220,142
266,324	Invesco Corporate Bond Fund - Class Y	1,858,938
41,652	John Hancock Bond Trust - Class R6	626,856
60,706	Vanguard Core Bond Fund, Admiral Shares	1,206,237
88,288	Virtus AllianzGI Core Plus Bond Fund - Class R61	1,259,870
		6,800,419

7
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND INTERMEDIATE — 1.9%
121,148	TIAA-CREF Core Plus Bond Fund - Class Institutional	$1,215,111

	AGGREGATE BOND SHORT — 4.0%
272,431	JPMorgan Short Duration Core Plus Fund - Class R6	2,541,785

	BANK LOANS — 12.1%
274,503	Fidelity Advisor Floating Rate High Income Fund	2,580,328
318,005	John Hancock Floating Rate Income Fund - Class R6	2,575,840
265,749	T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2,559,164
		7,715,332
	BLEND BROAD MARKET — 0.3%
6,830	DFA U.S. Vector Equity Portfolio - Class Institutional	164,878

	BLEND LARGE CAP — 2.7%
21,142	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	262,368
11,964	DFA U.S. Large Co. Portfolio - Class Institutional	385,604
3,771	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	131,791
13,930	Schwab S&P 500 Index Fund - Class Select	969,397
		1,749,160
	EMERGING MARKET STOCK — 0.6%
21,502	Fidelity Emerging Markets Index Fund - Class Institutional Premium	240,177
3,937	Hartford Climate Opportunities Fund - Class F	62,643
815	New World Fund, Inc. - Class F-3	62,825
		365,645
	EMERGING MARKETS BOND — 1.0%
26,161	Vanguard Emerging Markets Bond Fund, Admiral Shares	634,939

	FOREIGN AGGREGATE BOND — 10.9%
486,242	DFA Short Duration Real Return Portfolio - Class Institutional	5,095,818
173,003	Dodge & Cox Global Bond Fund	1,887,461
		6,983,279
	FOREIGN BLEND — 0.1%
2,397	DFA International Vector Equity Portfolio - Class Institutional	31,803
1,169	Rainier International Discovery Series - Class Z	31,118
		62,921
	FOREIGN GOVERNMENT BOND — 0.0%
—[2]	DFA World ex U.S. Government Fixed Income Portfolio - Class Institutional	—[3]

	GROWTH BROAD MARKET — 0.2%
2,087	New Perspective Fund - Class R-6	124,866

8
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.0%
12,570	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$661,329
	GROWTH SMALL CAP — 0.1%
558	Hood River Small-Cap Growth Fund - Class Retirement	32,268
584	Vanguard Explorer Fund, Admiral Shares	62,905
		95,173
	HIGH YIELD BOND — 3.5%
35,789	AB High Yield Portfolio - Class Advisor	334,988
189,018	American High-Income Trust - Class F-3	1,897,746
		2,232,734
	THEMATIC SECTOR — 0.2%
3,719	DFA U.S. Sustainability Core 1 Portfolio	128,600

	VALUE LARGE CAP — 0.6%
4,593	Vanguard Windsor Fund, Admiral Shares	381,776

	VALUE MID CAP — 0.1%
2,207	DFA U.S. Targeted Value Portfolio - Class Institutional	66,463
	Total Mutual Funds
	(Cost $33,153,102)	31,924,410

	MONEY MARKET FUNDS — 3.7%
1,281,561	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.16%[4]	1,281,561
1,066,012	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.26%[4]	1,066,012
	Money Market Funds
	(Cost $2,347,573)	2,347,573
	TOTAL INVESTMENTS — 100.0%
	(Cost $65,508,029)	63,940,460
	Liabilities in Excess of Other Assets — (0.0)%	(30,679)
	TOTAL NET ASSETS — 100.0%	$63,909,781

*Non-income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] Amount represents less than 0.5 shares.
[3] Amount represents less than $0.50.
[4] Effective 7 day yield as of March 31, 2022.

See Notes to Financial Statements

9
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Bank Loans	12.1%
Foreign Aggregate Bond	10.9%
Aggregate Bond	10.6%
Aggregate Bond Short	4.0%
High Yield Bond	3.5%
Blend Large Cap	2.7%
Aggregate Bond Intermediate	1.9%
Growth Large Cap	1.0%
Emerging Markets Bond	1.0%
Value Large Cap	0.6%
Emerging Market Stock	0.6%
Blend Broad Market	0.3%
Thematic Sector	0.2%
Growth Broad Market	0.2%
Growth Small Cap	0.1%
Value Mid Cap	0.1%
Foreign Blend	0.1%
Foreign Government Bond	0.0%
Total Mutual Funds	49.9%
Exchange-Traded Funds
Corporate	14.5%
Aggregate Bond	9.0%
Inflation Protected	7.8%
Large-cap	4.6%
Precious Metals	2.3%
Broad Market	2.0%
International	1.7%
Emerging Markets	1.1%
Mid-cap	0.5%
Convertible	0.5%
Thematic	0.5%
Small-cap	0.5%
Global	0.3%
Total Exchange-Traded Funds	45.3%
Exchange-Traded Notes
Industrial Metals	1.1%
Money Market Funds	3.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

10
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 52.9%
	AGGREGATE BOND — 7.0%
43,227	BlackRock Ultra Short-Term Bond	$2,167,834

	BROAD MARKET — 4.3%
18,677	JPMorgan U.S. Value Factor ETF	690,489
4,068	SPDR S&P 1500 Value Tilt ETF	630,447
		1,320,936
	CONVERTIBLE — 0.4%
711	iShares Convertible Bond ETF	59,240
607	SPDR Bloomberg Convertible Securities ETF	46,709
		105,949
	CORPORATE — 13.4%
38,480	Franklin Liberty Senior Loan ETF	949,494
22,336	iShares Inflation Hedged Corporate Bond ETF	648,191
6,673	iShares J.P. Morgan EM Corporate Bond ETF	309,627
88,238	SPDR Portfolio High Yield Bond ETF	2,214,774
		4,122,086
	EMERGING MARKETS — 1.9%
1,646	Columbia EM Core ex-China ETF	50,351
2,093	Schwab Fundamental Emerging Markets Large Co. Index ETF	60,593
6,569	Vanguard Emerging Markets Government Bond ETF	458,910
		569,854
	GLOBAL — 0.5%
1,515	Vanguard Total World Stock ETF	153,454

	INFLATION PROTECTED — 4.9%
24,891	Schwab U.S. TIPS ETF	1,511,132

	INTERNATIONAL — 3.1%
557	Cambria Foreign Shareholder Yield ETF	15,301
1,103	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	75,059
4,794	Schwab Fundamental International Large Co. Index ETF	154,559
793	Schwab International Small-Cap Equity ETF	30,110
8,710	SPDR Portfolio Developed World ex-US ETF	298,579
242	Vanguard FTSE All World ex-US Small-Cap ETF	29,981
5,828	Vanguard FTSE Developed Markets ETF	279,919
1,549	WisdomTree Global ex-US Quality Dividend Growth Fund	61,527
		945,035
	LARGE-CAP — 10.2%
189	Invesco QQQ Trust Series 1	68,520
4,400	Schwab Fundamental U.S. Large Co. Index ETF	257,400
12,053	Schwab U.S. Dividend Equity ETF	950,861

11
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
12,676	Schwab U.S. Large-Cap Growth ETF	$948,418
2,478	SPDR Russell 1000 Yield Focus ETF	251,344
3,233	Vanguard Large-Cap ETF	674,048
		3,150,591
	MID-CAP — 2.3%
1,213	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	113,504
1,967	Vanguard Mid-Cap ETF	467,831
566	Vanguard Mid-Cap Growth ETF	126,111
		707,446
	PRECIOUS METALS — 3.4%
22,144	abrdn Silver ETF Trust*	528,135
14,251	iShares Gold Trust*	524,864
		1,052,999
	SMALL-CAP — 1.0%
290	Dimensional U.S. Small Cap ETF	16,257
1,833	JPMorgan Diversified Return U.S. Small Cap Equity ETF	80,304
455	Vanguard Small-Cap ETF	96,697
633	Vanguard Small-Cap Value ETF	111,370
		304,628
	THEMATIC — 0.5%
1,032	Global X Founder - Run Cos. ETF	30,970
4,645	Global X U.S. Infrastructure Development ETF	131,361
		162,331
	Total Exchange-Traded Funds
	(Cost $16,356,269)	16,274,275
	EXCHANGE-TRADED NOTES — 1.5%
	INDUSTRIAL METALS — 1.5%
19,626	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	464,351
	Total Exchange-Traded Notes
	(Cost $453,593)	464,351

	MUTUAL FUNDS — 47.9%
	AGGREGATE BOND — 9.5%
12,297	Allspring Core Plus Bond Fund - Class R6	153,224
61,266	Bond Fund of America - Class F-3	771,954
43,840	Invesco Corporate Bond Fund - Class Y	306,004
10,140	John Hancock Bond Trust - Class R6	152,609
38,593	Vanguard Core Bond Fund, Admiral Shares	766,836
54,115	Virtus AllianzGI Core Plus Bond Fund - Class R61	772,227
		2,922,854

12
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND INTERMEDIATE — 2.5%
76,628	TIAA-CREF Core Plus Bond Fund - Class Institutional	$768,583

	AGGREGATE BOND SHORT — 3.0%
99,596	JPMorgan Short Duration Core Plus Fund - Class R6	929,229

	BANK LOANS — 7.2%
67,626	Fidelity Advisor Floating Rate High Income Fund	635,681
77,953	John Hancock Floating Rate Income Fund - Class R6	631,416
98,773	T. Rowe Price Institutional Floating Rate Fund - Institutional Class	951,185
		2,218,282
	BLEND BROAD MARKET — 0.6%
8,092	DFA U.S. Vector Equity Portfolio - Class Institutional	195,350

	BLEND LARGE CAP — 4.3%
12,549	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	155,739
12,592	DFA U.S. Large Co. Portfolio - Class Institutional	405,851
2,774	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	96,939
9,540	Schwab S&P 500 Index Fund - Class Select	663,880
		1,322,409
	EMERGING MARKET STOCK — 0.7%
5,576	Fidelity Emerging Markets Index Fund - Class Institutional Premium	62,280
4,804	Hartford Climate Opportunities Fund - Class F	76,431
968	New World Fund, Inc. - Class F-3	74,682
		213,393
	EMERGING MARKETS BOND — 1.0%
12,954	Vanguard Emerging Markets Bond Fund, Admiral Shares	314,392

	FOREIGN AGGREGATE BOND — 9.8%
184,212	DFA Short Duration Real Return Portfolio - Class Institutional	1,930,545
99,119	Dodge & Cox Global Bond Fund	1,081,389
		3,011,934
	FOREIGN BLEND — 0.2%
1,093	DFA International Vector Equity Portfolio - Class Institutional	14,506
1,344	Rainier International Discovery Series - Class Z	35,792
		50,298
	GROWTH BROAD MARKET — 0.2%
1,046	New Perspective Fund - Class R-6	62,592

	GROWTH LARGE CAP — 2.7%
15,910	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	837,045

13
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP — 0.4%
272	Hood River Small-Cap Growth Fund - Class Retirement	$15,747
1,035	Vanguard Explorer Fund, Admiral Shares	111,502
		127,249
	HIGH YIELD BOND — 3.7%
17,960	AB High Yield Portfolio - Class Advisor	168,108
94,892	American High-Income Trust - Class F-3	952,717
		1,120,825
	THEMATIC SECTOR — 0.6%
5,527	DFA U.S. Sustainability Core 1 Portfolio	191,122

	VALUE LARGE CAP — 1.2%
4,445	Vanguard Windsor Fund, Admiral Shares	369,428

	VALUE MID CAP — 0.3%
3,284	DFA U.S. Targeted Value Portfolio - Class Institutional	98,888
	Total Mutual Funds
	(Cost $15,274,509)	14,753,873

	MONEY MARKET FUNDS — 1.0%
319,935	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.16%[2]	319,935

	Money Market Funds
	(Cost $319,935)	319,935
	TOTAL INVESTMENTS — 103.3%
	(Cost $32,404,306)	31,812,434
	Liabilities in Excess of Other Assets — (3.3)%	(1,014,469)
	TOTAL NET ASSETS — 100.0%	$30,797,965

* Non-income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] Effective 7 day yield as of March 31, 2022.

See Notes to Financial Statements

14
SEMI ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Foreign Aggregate Bond	9.8%
Aggregate Bond	9.5%
Bank Loans	7.2%
Blend Large Cap	4.3%
High Yield Bond	3.7%
Aggregate Bond Short	3.0%
Growth Large Cap	2.7%
Aggregate Bond Intermediate	2.5%
Value Large Cap	1.2%
Emerging Markets Bond	1.0%
Emerging Market Stock	0.7%
Blend Broad Market	0.6%
Thematic Sector	0.6%
Growth Small Cap	0.4%
Value Mid Cap	0.3%
Growth Broad Market	0.2%
Foreign Blend	0.2%
Total Mutual Funds	47.9%
Exchange-Traded Funds
Corporate	13.4%
Large-cap	10.2%
Aggregate Bond	7.0%
Inflation Protected	4.9%
Broad Market	4.3%
Precious Metals	3.4%
International	3.1%
Mid-cap	2.3%
Emerging Markets	1.9%
Small-cap	1.0%
Thematic	0.5%
Global	0.5%
Convertible	0.4%
Total Exchange-Traded Funds	52.9%
Exchange-Traded Notes
Industrial Metals	1.5%
Money Market Funds	1.0%
Total Investments	103.3%
Liabilities in Excess of Other Assets	(3.3)%
Total Net Assets	100.0%

See Notes to Financial Statements

15
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 60.7%
	BROAD MARKET — 3.9%
93,253	JPMorgan U.S. Value Factor ETF	$3,447,563
22,678	SPDR S&P 1500 Value Tilt ETF	3,514,573
		6,962,136
	CONVERTIBLE — 0.8%
8,646	iShares Convertible Bond ETF	720,385
9,316	SPDR Bloomberg Convertible Securities ETF	716,866
		1,437,251
	CORPORATE — 12.5%
164,024	Franklin Liberty Senior Loan ETF	4,047,292
154,184	iShares Inflation Hedged Corporate Bond ETF	4,474,420
37,229	iShares J.P. Morgan EM Corporate Bond ETF	1,727,426
487,414	SPDR Portfolio High Yield Bond ETF	12,234,091
		22,483,229
	EMERGING MARKETS — 3.0%
7,418	Columbia EM Core ex-China ETF	226,917
72,467	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,097,920
42,726	Vanguard Emerging Markets Government Bond ETF	2,984,838
		5,309,675
	GLOBAL — 1.8%
30,886	Vanguard Total World Stock ETF	3,128,443

	INFLATION PROTECTED — 5.8%
171,960	Schwab U.S. TIPS ETF	10,439,692

	INTERNATIONAL — 7.0%
13,694	Cambria Foreign Shareholder Yield ETF	376,174
30,735	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	2,091,523
87,190	Schwab Fundamental International Large Co. Index ETF	2,811,006
18,919	Schwab International Small-Cap Equity ETF	718,354
51,036	SPDR Portfolio Developed World ex-US ETF	1,749,514
2,932	Vanguard FTSE All World ex-US Small-Cap ETF	363,245
58,254	Vanguard FTSE Developed Markets ETF	2,797,940
42,551	WisdomTree Global ex-US Quality Dividend Growth Fund	1,690,156
		12,597,912
	LARGE-CAP — 16.4%
2,430	Invesco QQQ Trust Series 1	880,972
70,327	Schwab Fundamental U.S. Large Co. Index ETF	4,114,130
137,780	Schwab U.S. Dividend Equity ETF	10,869,464
53,692	Schwab U.S. Large-Cap Growth ETF	4,017,235
23,008	SPDR Russell 1000 Yield Focus ETF	2,333,701

16
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
34,520	Vanguard Large-Cap ETF	$7,197,075
		29,412,577
	MID-CAP — 3.0%
9,940	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	930,116
23,720	Schwab U.S. Mid-Cap ETF	1,799,399
9,460	Vanguard Mid-Cap ETF	2,249,966
1,954	Vanguard Mid-Cap Growth ETF	435,371
		5,414,852
	PRECIOUS METALS — 4.1%
150,436	abrdn Silver ETF Trust*	3,587,898
99,578	iShares Gold Trust*	3,667,458
		7,255,356
	SMALL-CAP — 1.5%
4,757	Dimensional U.S. Small Cap ETF	266,677
21,597	JPMorgan Diversified Return U.S. Small Cap Equity ETF	946,165
3,555	Vanguard Small-Cap ETF	755,509
4,164	Vanguard Small-Cap Value ETF	732,614
		2,700,965
	THEMATIC — 0.9%
5,751	Global X Founder - Run Cos. ETF	172,588
49,748	Global X U.S. Infrastructure Development ETF	1,406,873
		1,579,461
	Total Exchange-Traded Funds
	(Cost $107,499,374)	108,721,549
	EXCHANGE-TRADED NOTES — 1.8%
	INDUSTRIAL METALS — 1.8%
133,517	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,159,012
	Total Exchange-Traded Notes
	(Cost $3,131,567)	3,159,012
	MUTUAL FUNDS — 36.6%
	AGGREGATE BOND — 8.8%
143,968	Allspring Core Plus Bond Fund - Class R6	1,793,838
278,982	Bond Fund of America - Class F-3	3,515,169
—[2]	Columbia Bond Fund - Class I3	—[3]
506,787	Invesco Corporate Bond Fund - Class Y	3,537,371
174,935	Vanguard Core Bond Fund, Admiral Shares	3,475,966
245,942	Virtus AllianzGI Core Plus Bond Fund - Class R61	3,509,592
		15,831,936

17
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND INTERMEDIATE — 1.9%
348,578	TIAA-CREF Core Plus Bond Fund - Class Institutional	$3,496,239

	BANK LOANS — 5.8%
337,272	Fidelity Advisor Floating Rate High Income Fund	3,170,355
389,137	John Hancock Floating Rate Income Fund - Class R6	3,152,007
422,050	T. Rowe Price Institutional Floating Rate Fund - Institutional Class	4,064,340
		10,386,702
	BLEND BROAD MARKET — 0.5%
37,555	DFA U.S. Vector Equity Portfolio - Class Institutional	906,589

	BLEND LARGE CAP — 5.0%
109,526	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	1,359,219
77,997	DFA U.S. Large Co. Portfolio - Class Institutional	2,513,846
27,674	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	967,207
59,607	Schwab S&P 500 Index Fund - Class Select	4,148,026
		8,988,298
	EMERGING MARKET STOCK — 2.6%
189,017	Fidelity Emerging Markets Index Fund - Class Institutional Premium	2,111,323
21,994	Hartford Climate Opportunities Fund - Class F	349,931
27,720	New World Fund, Inc. - Class F-3	2,137,795
		4,599,049
	EMERGING MARKETS BOND — 1.0%
72,186	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,751,949

	FOREIGN AGGREGATE BOND — 2.0%
—[2]	Delaware Diversified Income Fund - Class R6	—[3]
329,692	Dodge & Cox Global Bond Fund	3,596,944
		3,596,944
	FOREIGN BLEND — 0.3%
14,008	DFA International Vector Equity Portfolio - Class Institutional	185,886
10,298	Rainier International Discovery Series - Class Z	274,235
		460,121
	GROWTH BROAD MARKET — 0.7%
20,104	New Perspective Fund - Class R-6	1,202,830

	GROWTH LARGE CAP — 1.7%
59,036	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	3,105,863

	GROWTH SMALL CAP — 0.7%
6,678	Hood River Small-Cap Growth Fund - Class Retirement	385,962

18
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP (Continued)
8,194	Vanguard Explorer Fund, Admiral Shares	$883,176
		1,269,138
	HIGH YIELD BOND — 2.5%
66,600	AB High Yield Portfolio - Class Advisor	623,376
387,653	American High-Income Trust - Class F-3	3,892,039
		4,515,415
	THEMATIC SECTOR — 0.8%
39,473	DFA U.S. Sustainability Core 1 Portfolio	1,364,988

	VALUE LARGE CAP — 1.5%
33,026	Vanguard Windsor Fund, Admiral Shares	2,745,091

	VALUE MID CAP — 0.8%
46,663	DFA U.S. Targeted Value Portfolio - Class Institutional	1,405,035
	Total Mutual Funds
	(Cost $66,319,662)	65,626,187

	MONEY MARKET FUNDS — 1.1%
2,019,145	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.26%[4]	2,019,145
	Money Market Funds
	(Cost $2,019,145)	2,019,145
	TOTAL INVESTMENTS — 100.2%
	(Cost $178,969,748)	179,525,893
	Liabilities in Excess of Other Assets — (0.2)%	(311,065)
	TOTAL NET ASSETS — 100.0%	$179,214,828

* Non-income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] Amount represents less than 0.5 shares.
[3] Amount represents less than $0.50.
[4] Effective 7 day yield as of March 31, 2022.

See Notes to Financial Statements

19
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Aggregate Bond	8.8%
Bank Loans	5.8%
Blend Large Cap	5.0%
Emerging Market Stock	2.6%
High Yield Bond	2.5%
Foreign Aggregate Bond	2.0%
Aggregate Bond Intermediate	1.9%
Growth Large Cap	1.7%
Value Large Cap	1.5%
Emerging Markets Bond	1.0%
Value Mid Cap	0.8%
Thematic Sector	0.8%
Growth Small Cap	0.7%
Growth Broad Market	0.7%
Blend Broad Market	0.5%
Foreign Blend	0.3%
Total Mutual Funds	36.6%
Exchange-Traded Funds
Large-cap	16.4%
Corporate	12.5%
International	7.0%
Inflation Protected	5.8%
Precious Metals	4.1%
Broad Market	3.9%
Mid-cap	3.0%
Emerging Markets	3.0%
Global	1.8%
Small-cap	1.5%
Thematic	0.9%
Convertible	0.8%
Total Exchange-Traded Funds	60.7%
Exchange-Traded Notes
Industrial Metals	1.8%
Money Market Funds	1.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See Notes to Financial Statements

20
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 64.0%
	BROAD MARKET — 5.7%
187,268	JPMorgan U.S. Value Factor ETF	$6,923,298
56,323	SPDR S&P 1500 Value Tilt ETF	8,728,781
		15,652,079
	CONVERTIBLE — 0.8%
13,252	iShares Convertible Bond ETF	1,104,157
13,376	SPDR Bloomberg Convertible Securities ETF	1,029,283
		2,133,440
	CORPORATE — 6.3%
112,574	Franklin Liberty Senior Loan ETF	2,777,763
122,521	iShares Inflation Hedged Corporate Bond ETF	3,555,559
28,865	iShares J.P. Morgan EM Corporate Bond ETF	1,339,336
386,645	SPDR Portfolio High Yield Bond ETF	9,704,790
		17,377,448
	EMERGING MARKETS — 3.7%
26,567	Columbia EM Core ex-China ETF	812,684
178,689	Schwab Fundamental Emerging Markets Large Co. Index ETF	5,173,047
61,599	Vanguard Emerging Markets Government Bond ETF	4,303,306
		10,289,037
	GLOBAL — 2.2%
58,793	Vanguard Total World Stock ETF	5,955,143

	INFLATION PROTECTED — 4.9%
222,173	Schwab U.S. TIPS ETF	13,488,123

	INTERNATIONAL — 12.8%
20,404	Cambria Foreign Shareholder Yield ETF	560,498
73,893	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	5,028,434
106,914	Schwab Fundamental International Large Co. Index ETF	3,446,907
127,352	Schwab International Small-Cap Equity ETF	4,835,556
143,400	SPDR Portfolio Developed World ex-US ETF	4,915,752
27,188	Vanguard FTSE All World ex-US Small-Cap ETF	3,368,321
169,509	Vanguard FTSE Developed Markets ETF	8,141,517
130,570	WisdomTree Global ex-US Quality Dividend Growth Fund	5,186,332
		35,483,317
	LARGE-CAP — 13.9%
7,715	Invesco QQQ Trust Series 1	2,796,996
36,200	Schwab Fundamental U.S. Large Co. Index ETF	2,117,700
178,185	Schwab U.S. Dividend Equity ETF	14,057,015
101,844	Schwab U.S. Large-Cap Growth ETF	7,619,968
35,530	SPDR Russell 1000 Yield Focus ETF	3,603,808

21
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
40,180	Vanguard Large-Cap ETF	$8,377,128
		38,572,615
	MID-CAP — 5.6%
21,597	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	2,020,896
47,624	Schwab U.S. Mid-Cap ETF	3,612,757
33,461	Vanguard Mid-Cap ETF	7,958,364
8,424	Vanguard Mid-Cap Growth ETF	1,876,951
		15,468,968
	PRECIOUS METALS — 4.4%
264,486	abrdn Silver ETF Trust*	6,307,991
159,561	iShares Gold Trust*	5,876,632
		12,184,623
	SMALL-CAP — 2.6%
19,690	Dimensional U.S. Small Cap ETF	1,103,821
64,241	JPMorgan Diversified Return U.S. Small Cap Equity ETF	2,814,398
19,387	Vanguard Small-Cap Value ETF	3,410,949
		7,329,168
	THEMATIC — 1.1%
8,925	Global X Founder - Run Cos. ETF	267,839
102,741	Global X U.S. Infrastructure Development ETF	2,905,516
		3,173,355
	Total Exchange-Traded Funds
	(Cost $169,380,889)	177,107,316
	EXCHANGE-TRADED NOTES — 1.9%
	INDUSTRIAL METALS — 1.9%
217,604	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	5,148,511
	Total Exchange-Traded Notes
	(Cost $5,090,555)	5,148,511

	MUTUAL FUNDS — 33.0%
	AGGREGATE BOND — 3.4%
167,568	Allspring Core Plus Bond Fund - Class R6	2,087,896
107,570	Bond Fund of America - Class F-3	1,355,376
247,331	Invesco Corporate Bond Fund - Class Y	1,726,370
100,893	Vanguard Core Bond Fund, Admiral Shares	2,004,753
148,430	Virtus AllianzGI Core Plus Bond Fund - Class R61	2,118,090
		9,292,485
	AGGREGATE BOND INTERMEDIATE — 0.8%
220,657	TIAA-CREF Core Plus Bond Fund - Class Institutional	2,213,186

22
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BANK LOANS — 3.1%
313,738	Fidelity Advisor Floating Rate High Income Fund	$2,949,135
342,130	John Hancock Floating Rate Income Fund - Class R6	2,771,255
288,660	T. Rowe Price Institutional Floating Rate Fund - Institutional Class	2,779,794
		8,500,184
	BLEND BROAD MARKET — 1.0%
116,645	DFA U.S. Vector Equity Portfolio - Class Institutional	2,815,809

	BLEND LARGE CAP — 5.3%
169,313	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	2,101,176
139,336	DFA U.S. Large Co. Portfolio - Class Institutional	4,490,794
20,211	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	706,363
106,110	Schwab S&P 500 Index Fund - Class Select	7,384,208
		14,682,541
	EMERGING MARKET STOCK — 5.8%
466,142	Fidelity Emerging Markets Index Fund - Class Institutional Premium	5,206,803
336,070	Hartford Climate Opportunities Fund - Class F	5,346,878
71,871	New World Fund, Inc. - Class F-3	5,542,656
		16,096,337
	EMERGING MARKETS BOND — 0.5%
56,033	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,359,930

	FOREIGN AGGREGATE BOND — 1.0%
255,850	Dodge & Cox Global Bond Fund	2,791,326

	FOREIGN BLEND — 0.8%
41,894	DFA International Vector Equity Portfolio - Class Institutional	555,939
67,160	Rainier International Discovery Series - Class Z	1,788,466
		2,344,405
	FOREIGN GROWTH — 0.0%
—[2]	WCM International Small Cap Growth Fund - Class Institutional	—[3]

	GROWTH BROAD MARKET — 1.2%
53,829	New Perspective Fund - Class R-6	3,220,564

	GROWTH LARGE CAP — 3.1%
164,981	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	8,679,663
	GROWTH SMALL CAP — 1.2%
15,468	Hood River Small-Cap Growth Fund - Class Retirement	894,078
22,674	Vanguard Explorer Fund, Admiral Shares	2,443,835
		3,337,913

23
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	HIGH YIELD BOND — 1.7%
45,947	AB High Yield Portfolio - Class Advisor	$430,067
412,183	American High-Income Trust - Class F-3	4,138,318
		4,568,385
	THEMATIC SECTOR — 1.0%
81,357	DFA U.S. Sustainability Core 1 Portfolio	2,813,328

	VALUE LARGE CAP — 1.8%
59,545	Vanguard Windsor Fund, Admiral Shares	4,949,370

	VALUE MID CAP — 1.3%
120,110	DFA U.S. Targeted Value Portfolio - Class Institutional	3,616,498
	Total Mutual Funds
	(Cost $90,052,638)	91,281,924

	MONEY MARKET FUNDS — 1.1%
2,807,909	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.16%[4]	2,807,909
326,883	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.26%[4]	326,883
	Money Market Funds
	(Cost $3,134,792)	3,134,792
	TOTAL INVESTMENTS — 100.0%
	(Cost $267,658,874)	276,672,543
	Liabilities in Excess of Other Assets — (0.0)%	(7,723)
	TOTAL NET ASSETS — 100.0%	$276,664,820

* Non-income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] Amount represents less than 0.5 shares.
[3] Amount represents less than $0.50.
[4] Effective 7 day yield as of March 31, 2022.

See Notes to Financial Statements

24
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Mutual Funds
Emerging Market Stock	5.8%
Blend Large Cap	5.3%
Aggregate Bond	3.4%
Growth Large Cap	3.1%
Bank Loans	3.1%
Value Large Cap	1.8%
High Yield Bond	1.7%
Value Mid Cap	1.3%
Growth Small Cap	1.2%
Growth Broad Market	1.2%
Blend Broad Market	1.0%
Thematic Sector	1.0%
Foreign Aggregate Bond	1.0%
Foreign Blend	0.8%
Aggregate Bond Intermediate	0.8%
Emerging Markets Bond	0.5%
Foreign Growth	0.0%
Total Mutual Funds	33.0%
Exchange-Traded Funds
Large-cap	13.9%
International	12.8%
Corporate	6.3%
Broad Market	5.7%
Mid-cap	5.6%
Inflation Protected	4.9%
Precious Metals	4.4%
Emerging Markets	3.7%
Small-cap	2.6%
Global	2.2%
Thematic	1.1%
Convertible	0.8%
Total Exchange-Traded Funds	64.0%
Exchange-Traded Notes
Industrial Metals	1.9%
Money Market Funds	1.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

25
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 66.0%
	BROAD MARKET — 6.1%
130,877	JPMorgan U.S. Value Factor ETF	$4,838,523
32,052	SPDR S&P 1500 Value Tilt ETF	4,967,329
		9,805,852
	CONVERTIBLE — 0.2%
4,794	iShares Convertible Bond ETF	399,436

	CORPORATE — 5.5%
161,007	Franklin Liberty Senior Loan ETF	3,972,848
74,019	iShares Inflation Hedged Corporate Bond ETF	2,148,031
8,191	iShares J.P. Morgan EM Corporate Bond ETF	380,062
93,174	SPDR Portfolio High Yield Bond ETF	2,338,668
		8,839,609
	EMERGING MARKETS — 2.3%
30,905	Columbia EM Core ex-China ETF	945,384
98,706	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,857,539
		3,802,923
	GLOBAL — 3.0%
47,434	Vanguard Total World Stock ETF	4,804,590

	INFLATION PROTECTED — 1.5%
40,175	Schwab U.S. TIPS ETF	2,439,024

	INTERNATIONAL — 15.8%
13,930	Cambria Foreign Shareholder Yield ETF	382,657
34,680	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	2,359,981
94,727	Schwab Fundamental International Large Co. Index ETF	3,053,998
83,157	Schwab International Small-Cap Equity ETF	3,157,471
159,691	SPDR Portfolio Developed World ex-US ETF	5,474,208
22,209	Vanguard FTSE All World ex-US Small-Cap ETF	2,751,473
106,843	Vanguard FTSE Developed Markets ETF	5,131,669
82,039	WisdomTree Global ex-US Quality Dividend Growth Fund	3,258,647
		25,570,104
	LARGE-CAP — 18.3%
4,710	Invesco QQQ Trust Series 1	1,707,563
55,227	Schwab Fundamental U.S. Large Co. Index ETF	3,230,780
124,369	Schwab U.S. Dividend Equity ETF	9,811,470
68,758	Schwab U.S. Large-Cap Growth ETF	5,144,474
40,652	SPDR Russell 1000 Yield Focus ETF	4,123,332
26,524	Vanguard Large-Cap ETF	5,529,989
		29,547,608

26
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP — 6.0%
17,945	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$1,679,168
20,614	Schwab U.S. Mid-Cap ETF	1,563,778
19,155	Vanguard Mid-Cap ETF	4,555,825
8,588	Vanguard Mid-Cap Growth ETF	1,913,492
		9,712,263
	PRECIOUS METALS — 4.6%
151,264	abrdn Silver ETF Trust*	3,607,646
103,171	iShares Gold Trust*	3,799,788
		7,407,434
	SMALL-CAP — 1.5%
11,453	Dimensional U.S. Small Cap ETF	642,055
28,988	JPMorgan Diversified Return U.S. Small Cap Equity ETF	1,269,964
2,743	Vanguard Small-Cap Value ETF	482,604
		2,394,623
	THEMATIC — 1.2%
11,400	Global X Founder - Run Cos. ETF	342,114
57,675	Global X U.S. Infrastructure Development ETF	1,631,049
		1,973,163
	Total Exchange-Traded Funds
	(Cost $99,316,748)	106,696,629
	EXCHANGE-TRADED NOTES — 2.0%
	INDUSTRIAL METALS — 2.0%
139,459	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,299,600
	Total Exchange-Traded Notes
	(Cost $3,299,503)	3,299,600
	MUTUAL FUNDS — 30.1%
	AGGREGATE BOND — 0.5%
38,705	Vanguard Core Bond Fund, Admiral Shares	769,077

	AGGREGATE BOND INTERMEDIATE — 0.5%
76,614	TIAA-CREF Core Plus Bond Fund - Class Institutional	768,435

	BLEND BROAD MARKET — 0.5%
36,549	DFA U.S. Vector Equity Portfolio - Class Institutional	882,300

	BLEND LARGE CAP — 9.2%
129,199	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	1,603,364
126,505	DFA U.S. Large Co. Portfolio - Class Institutional	4,077,271
26,380	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	921,992

27
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
118,052	Schwab S&P 500 Index Fund - Class Select	$8,215,252
		14,817,879
	EMERGING MARKET STOCK — 6.2%
261,280	Fidelity Emerging Markets Index Fund - Class Institutional Premium	2,918,502
203,011	Hartford Climate Opportunities Fund - Class F	3,229,900
50,134	New World Fund, Inc. - Class F-3	3,866,327
		10,014,729
	EMERGING MARKETS BOND — 0.5%
31,654	Vanguard Emerging Markets Bond Fund, Admiral Shares	768,240

	FOREIGN AGGREGATE BOND — 0.5%
74,425	Dodge & Cox Global Bond Fund	811,982

	FOREIGN BLEND — 0.6%
22,420	DFA International Vector Equity Portfolio - Class Institutional	297,507
25,238	Rainier International Discovery Series - Class Z	672,085
		969,592
	GROWTH BROAD MARKET — 1.9%
50,893	New Perspective Fund - Class R-6	3,044,939

	GROWTH LARGE CAP — 2.5%
77,741	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,089,970

	GROWTH SMALL CAP — 1.9%
31,751	Hood River Small-Cap Growth Fund - Class Retirement	1,835,181
10,909	JPMorgan Small Cap Growth Fund - Class R6	241,846
8,637	Lord Abbett Developing Growth Fund, Inc. - Class I	242,772
6,916	Vanguard Explorer Fund, Admiral Shares	745,380
		3,065,179
	THEMATIC SECTOR — 1.0%
46,434	DFA U.S. Sustainability Core 1 Portfolio	1,605,672

	VALUE LARGE CAP — 1.9%
37,747	Vanguard Windsor Fund, Admiral Shares	3,137,526

	VALUE MID CAP — 2.4%
127,592	DFA U.S. Targeted Value Portfolio - Class Institutional	3,841,791
	Total Mutual Funds
	(Cost $47,962,839)	48,587,311

	MONEY MARKET FUNDS — 2.9%
1,606,389	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.16%[2]	1,606,389

28
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
3,094,650	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.26%[2]	$3,094,650
	Money Market Funds
	(Cost $4,701,039)	4,701,039
	TOTAL INVESTMENTS — 101.0%
	(Cost $155,280,129)	163,284,579
	Liabilities in Excess of Other Assets — (1.0)%	(1,613,615)
	TOTAL NET ASSETS — 100.0%	$161,670,964

* Non-income producing security.
[1] Foreign security denominated in U.S. Dollars.
[2] Effective 7 day yield as of March 31, 2022.

See Notes to Financial Statements

29
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Fund Objective	Percent of Total Net Assets
Exchange-Traded Funds
Large-cap	18.3%
International	15.8%
Broad Market	6.1%
Mid-cap	6.0%
Corporate	5.5%
Precious Metals	4.6%
Global	3.0%
Emerging Markets	2.3%
Inflation Protected	1.5%
Small-cap	1.5%
Thematic	1.2%
Convertible	0.2%
Total Exchange-Traded Funds	66.0%
Mutual Funds
Blend Large Cap	9.2%
Emerging Market Stock	6.2%
Growth Large Cap	2.5%
Value Mid Cap	2.4%
Value Large Cap	1.9%
Growth Small Cap	1.9%
Growth Broad Market	1.9%
Thematic Sector	1.0%
Foreign Blend	0.6%
Blend Broad Market	0.5%
Foreign Aggregate Bond	0.5%
Aggregate Bond	0.5%
Aggregate Bond Intermediate	0.5%
Emerging Markets Bond	0.5%
Total Mutual Funds	30.1%
Exchange-Traded Notes
Industrial Metals	2.0%
Money Market Funds	2.9%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See Notes to Financial Statements

30
SEMI ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$26,446,884	$65,508,029	$32,404,306	$178,969,748	$267,658,874	$155,280,129
Investments, at value	25,876,947	63,940,460	31,812,434	179,525,893	276,672,543	163,284,579
Receivables:
Fund shares sold	2,900	6,590	6,439	22,694	47,061	58,031
Dividends and interest	19,529	811	20,967	103,036	93,488	18,307
Prepaid offering costs	1,734	2,047	1,743	3,185	4,151	2,898
Prepaid expenses	4,567	6,594	4,566	13,977	21,737	15,097
Total assets	25,905,677	63,956,502	31,846,149	179,668,785	276,838,980	163,378,912

Liabilities:
Payables:
Due to custodian	-	-	1,014,170	-	-	-
Investment securities purchased	-	75	3,494	98,077	23,195	-
Fund shares redeemed	-	-	-	252,784	2,433	1,620,791
Investment advisory fees	6,791	20,596	9,399	56,931	88,159	51,054
Shareholder servicing fees (Note 2)	3,573	3,222	1,921	9,389	9,132	1,361
Distribution fees (Note 2)	3,364	64	1,288	10,067	10,020	3,342
Fund services and custody fees	8,917	10,721	9,709	15,560	26,500	17,035
Audit and tax fees	6,262	7,730	4,708	3,127	2,550	7,730
Printing fees	352	1,253	483	3,835	5,764	2,961
Other accrued expenses	1,818	3,060	3,012	4,187	6,407	3,674
Total liabilities	31,077	46,721	1,048,184	453,957	174,160	1,707,948
Net Assets	$25,874,600	$63,909,781	$30,797,965	$179,214,828	$276,664,820	$161,670,964

Components of Net Assets:
Paid-in capital	$26,662,062	$65,549,931	$31,316,048	$176,423,881	$264,035,117	$151,621,464
Distributable earnings (accumulated deficit)	(787,462)	(1,640,150)	(518,083)	2,790,947	12,629,703	10,049,500
Net Assets	$25,874,600	$63,909,781	$30,797,965	$179,214,828	$276,664,820	$161,670,964

Maximum Offering Price per Share:
Service Class Shares:
Net assets applicable to shares outstanding	$12,393,812	$47,386,990	$21,005,687	$136,681,901	$233,124,739	$146,733,261
Shares of beneficial interest issued and outstanding	1,253,041	4,758,064	2,052,722	13,190,836	21,459,917	11,934,701
Redemption price per share	$9.89	$9.96	$10.23	$10.36	$10.86	$12.29
Class R4 Shares:
Net assets applicable to shares outstanding	$13,480,788	$16,522,791	$9,792,278	$42,532,927	$43,540,081	$14,937,703
Shares of beneficial interest issued and outstanding	1,341,913	1,653,972	936,329	4,109,229	3,979,397	1,214,503
Redemption price per share	$10.05	$9.99	$10.46	$10.35	$10.94	$12.30

See Notes to Financial Statements

31
SEMI ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$282,675	$1,013,246	$513,644	$3,037,145	$4,796,649	$2,428,870
Interest	252	324	189	244	538	704
Total investment income	282,927	1,013,570	513,833	3,037,389	4,797,187	2,429,574

Expenses:
Contractual investment advisory fees (Note 2)	57,307	147,860	72,809	417,715	642,496	362,408
Shareholder servicing fees R4 (Note 2) - <Class Name - undefined> (Note 7)	10,278	12,531	6,709	33,049	34,122	11,044
Distribution fees - Class R4 (Note 2)	17,138	20,882	11,195	55,066	56,863	18,419
Fund accounting and administration fees (Note 2)	15,399	29,333	17,762	68,053	104,913	61,931
Transfer agent fees and expenses	6,718	7,406	6,969	8,938	10,062	8,678
Custody fees	6,453	7,468	7,408	12,952	11,621	8,272
Audit and tax fees	6,262	7,729	4,708	3,537	2,550	7,729
Offering costs (Note 1)	6,033	6,607	5,962	9,464	11,883	8,831
Legal fees	4,243	11,443	6,104	31,044	45,288	24,124
Filing and registration fees	3,839	5,220	4,105	9,362	13,005	7,861
Trustee fees	1,355	3,915	1,828	11,145	17,099	9,488
Insurance fees	886	2,810	1,174	8,106	12,201	6,794
Chief Compliance Officer fees	529	1,595	719	4,745	7,195	3,943
Printing fees	130	381	170	1,107	1,646	864
Other expenses	7,748	8,933	8,518	10,428	12,176	9,438
Total expenses	144,318	274,113	156,140	684,711	983,120	549,824
Advisory fee waivers (Note 2)	(15,023)	(23,000)	(12,846)	(64,978)	(99,944)	(56,375)
Net expenses	129,295	251,113	143,294	619,733	883,176	493,449
Net investment income	153,632	762,457	370,539	2,417,656	3,914,011	1,936,125

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(188,218)	(70,075)	527,947	5,661,691	7,563,626	2,921,650
Distributions of long-term realized gains from regulated investment companies	57,922	334,372	252,466	2,269,002	4,694,658	2,915,759
Net realized gain (loss)	(130,296)	264,297	780,413	7,930,693	12,258,284	5,837,409
Net change in unrealized appreciation/depreciation on:
Investments	(702,570)	(2,503,026)	(1,642,883)	(11,746,233)	(17,272,629)	(7,630,964)
Net change in unrealized appreciation/depreciation	(702,570)	(2,503,026)	(1,642,883)	(11,746,233)	(17,272,629)	(7,630,964)
Net realized and unrealized loss	(832,866)	(2,238,729)	(862,470)	(3,815,540)	(5,014,345)	(1,793,555)
Net Increase (Decrease) in Net Assets from Operations	$(679,234)	$(1,476,272)	$(491,931)	$(1,397,884)	$(1,100,334)	$142,570

See Notes to Financial Statements

32
SEMI ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended March 31, 2022 (Unaudited)

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$153,632	$278,474	$762,457	$1,097,799	$370,539	$400,730
Net realized gain (loss) on investments and securities sold short	(130,296)	1,378,819	264,297	6,471,563	780,413	3,230,423
Net change in unrealized appreciation/depreciation on investments	(702,570)	(828,587)	(2,503,026)	(2,619,561)	(1,642,883)	(881,171)
Net increase (decrease) in net assets resulting from operations	(679,234)	828,706	(1,476,272)	4,949,801	(491,931)	2,749,982
Distributions to Shareholders:
Distributions:
Service Class	(738,577)	(109,147)	(5,871,085)	(767,656)	(2,827,664)	(262,999)
Class R4	(785,555)	(103,267)	(1,867,575)	(268,894)	(1,020,100)	(33,727)
Total distributions to shareholders	(1,524,132)	(212,414)	(7,738,660)	(1,036,550)	(3,847,764)	(296,726)
Capital Transactions:
Net proceeds from shares sold:
Service Class	4,497,445	9,577,337	5,048,726	18,067,917	2,466,607	9,322,714
Class R4	3,466,321	5,290,340	2,137,282	4,400,481	2,760,981	4,543,540
Reinvestment of distributions:
Service Class	699,397	109,147	5,871,085	767,656	2,827,664	262,999
Class R4	785,556	103,185	1,867,576	268,894	1,020,100	33,727
Cost of shares redeemed:
Service Class	(3,373,517)	(6,126,209)	(6,228,307)	(15,210,818)	(4,764,396)	(6,584,803)
Class R4	(2,337,865)	(3,166,997)	(2,440,635)	(3,609,849)	(877,588)	(892,340)
Net increase in net assets from capital transactions	3,737,337	5,786,803	6,255,727	4,684,281	3,433,368	6,685,837
Total increase (decrease) in net assets	1,533,971	6,403,095	(2,959,205)	8,597,532	(906,327)	9,139,093
Net Assets:
Beginning of period	24,340,629	17,937,534	66,868,986	58,271,454	31,704,292	22,565,199
End of period	$25,874,600	$24,340,629	$63,909,781	$66,868,986	$30,797,965	$31,704,292
Capital Share Transactions:
Shares sold:
Service Class	430,437	887,194	468,798	1,565,217	220,774	798,203
Class R4	329,982	482,298	208,905	385,430	247,420	384,426
Shares reinvested:
Service Class	68,488	10,258	565,339	69,471	264,636	23,661
Class R4	75,753	9,545	179,388	24,268	93,401	2,972
Shares redeemed:
Service Class	(319,346)	(566,048)	(589,081)	(1,327,766)	(441,637)	(565,838)
Class R4	(224,914)	(289,152)	(230,850)	(316,196)	(78,925)	(74,605)
Net increase in capital share transactions	360,400	534,095	602,499	400,424	305,669	568,819

[1]	With the Plan of Reorganization with respect to the E-Valuator Funds, Service Class shareholders and R4 Class shareholders received Service Class shares, and R4 Class shares, respectively, of the newly formed E-Valuator Funds, effective as of the close of business on May 21, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements

33
SEMI ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,417,656	$2,518,839	$3,914,011	$2,980,442	$1,936,125	$1,084,254
Net realized gain (loss) on investments and securities sold short	7,930,693	29,459,741	12,258,284	43,510,962	5,837,409	22,834,594
Net change in unrealized appreciation/depreciation on investments	(11,746,233)	(4,833,418)	(17,272,629)	486,290	(7,630,964)	3,138,144
Net increase (decrease) in net assets resulting from operations	(1,397,884)	27,145,162	(1,100,334)	46,977,694	142,570	27,056,992
Distributions to Shareholders:
Distributions:
Service Class	(25,747,684)	(5,092,144)	(43,066,929)	(13,105,844)	(23,602,437)	(3,670,478)
Class R4	(7,931,399)	(1,207,140)	(8,042,999)	(1,678,147)	(2,351,174)	(341,992)
Total distributions to shareholders	(33,679,083)	(6,299,284)	(51,109,928)	(14,783,991)	(25,953,611)	(4,012,470)
Capital Transactions:
Net proceeds from shares sold:
Service Class	11,527,751	34,209,471	17,327,300	32,731,010	20,933,893	36,434,640
Class R4	3,715,107	11,949,858	4,149,560	14,267,520	3,043,363	5,075,180
Reinvestment of distributions:
Service Class	25,747,684	5,092,144	43,066,929	13,105,844	23,602,437	3,670,478
Class R4	7,928,252	1,207,140	8,042,999	1,678,147	2,351,174	341,992
Cost of shares redeemed:
Service Class	(20,974,482)	(43,663,741)	(24,900,517)	(48,033,285)	(15,124,482)	(25,578,611)
Class R4	(5,723,245)	(5,026,760)	(5,164,079)	(3,416,959)	(1,426,786)	(3,604,447)
Net increase in net assets from capital transactions	22,221,067	3,768,112	42,522,192	10,332,277	33,379,599	16,339,232
Total increase (decrease) in net assets	(12,855,900)	24,613,990	(9,688,070)	42,525,980	7,568,558	39,383,754
Net Assets:
Beginning of period	192,070,728	167,456,738	286,352,890	243,826,910	154,102,406	114,718,652
End of period	$179,214,828	$192,070,728	$276,664,820	$286,352,890	$161,670,964	$154,102,406
Capital Share Transactions:
Shares sold:
Service Class	1,044,726	2,758,018	1,478,434	2,504,566	1,575,562	2,558,803
Class R4	324,963	944,961	338,095	1,076,806	219,692	352,483
Shares reinvested:
Service Class	2,369,534	435,598	3,773,844	1,094,891	1,819,780	283,654
Class R4	730,893	103,263	699,717	139,265	181,511	26,388
Shares redeemed:
Service Class	(1,804,093)	(3,469,039)	(2,084,342)	(3,672,137)	(1,152,797)	(1,775,313)
Class R4	(502,360)	(399,852)	(443,557)	(259,153)	(109,918)	(245,135)
Net increase in capital share transactions	2,163,663	372,949	3,762,191	884,238	2,533,830	1,200,880

[1]	With the Plan of Reorganization with respect to the E-Valuator Funds, Service Class shareholders and R4 Class shareholders received Service Class shares, and R4 Class shares, respectively, of the newly formed E-Valuator Funds, effective as of the close of business on May 21, 2021. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements

34
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.82	$10.47	$10.39	$10.51	$10.55	$10.15
Income from Investment Operations:
Net investment income[2]	0.07	0.15	0.23	0.27	0.29	0.22
Net realized and unrealized gain (loss)	(0.32)	0.34	0.16	0.11	0.01	0.26
Total from investment operations	(0.25)	0.49	0.39	0.38	0.30	0.48
Less Distributions:
From net investment income	(0.18)	(0.12)	(0.31)	(0.39)	(0.26)	(0.07)
From net realized gain	(0.50)	(0.02)	-	(0.11)	(0.08)	(0.01)
Total distributions	(0.68)	(0.14)	(0.31)	(0.50)	(0.34)	(0.08)
Net asset value, end of period	$9.89	$10.82	$10.47	$10.39	$10.51	$10.55
Total return	(2.51)%[3]	4.66%	3.81%	4.02%	2.84%	4.73%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,394	$11,613	$7,772	$6,156	$10,420	$11,693
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.92%[5]	1.10%	1.11%	0.93%	0.90%	0.89%
After fees waived and expenses absorbed[4]	0.80%[5]	0.82%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.42%[5]	1.51%	2.26%	2.69%	2.78%	2.14%
Portfolio turnover rate	54%[3]	287%	303%	319%	389%	190%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

35
SEMI ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.96	$10.61	$10.49	$10.48	$10.53	$10.13
Income from Investment Operations:
Net investment income[2]	0.05	0.13	0.21	0.24	0.27	0.19
Net realized and unrealized gain (loss)	(0.32)	0.33	0.15	0.14	-	0.27
Total from investment operations	(0.27)	0.46	0.36	0.38	0.27	0.46
Less Distributions:
From net investment income	(0.14)	(0.09)	(0.24)	(0.26)	(0.24)	(0.05)
From net realized gain	(0.50)	(0.02)	-	(0.11)	(0.08)	(0.01)
Total distributions	(0.64)	(0.11)	(0.24)	(0.37)	(0.32)	(0.06)
Net asset value, end of period	$10.05	$10.96	$10.61	$10.49	$10.48	$10.53
Total return	(2.62)%[3]	4.29%	3.55%	3.92%	2.58%	4.53%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,481	$12,728	$10,166	$8,802	$5,802	$2,608
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.32%[5]	1.44%	1.31%	1.17%	1.17%	1.14%
After fees waived and expenses absorbed[4]	1.20%[5]	1.11%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	1.02%[5]	1.22%	2.01%	2.40%	2.62%	1.89%
Portfolio turnover rate	54%[3]	287%	303%	319%	389%	190%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

36
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.51	$10.76	$10.60	$10.91	$10.84	$10.25
Income from Investment Operations:
Net investment income[2]	0.13	0.20	0.20	0.28	0.29	0.25
Net realized and unrealized gain (loss)	(0.33)	0.74	0.35	0.06	0.30	0.45
Total from investment operations	(0.20)	0.94	0.55	0.34	0.59	0.70
Less Distributions:
From net investment income	(0.28)	-	(0.38)	(0.33)	(0.30)	(0.09)
From net realized gain	(1.07)	(0.19)	(0.01)	(0.32)	(0.22)	(0.02)
Total distributions	(1.35)	(0.19)	(0.39)	(0.65)	(0.52)	(0.11)
Net asset value, end of period	$9.96	$11.51	$10.76	$10.60	$10.91	$10.84
Total return	(2.21)%[3]	8.83%	5.36%	3.81%	5.57%	6.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,387	$49,648	$43,116	$45,488	$47,832	$44,436
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.73%[5]	0.86%	0.94%	0.76%	0.71%	0.73%
After fees waived and expenses absorbed[4]	0.66%[5]	0.74%	0.80%	0.69%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.42%[5]	1.78%	1.94%	2.74%	2.68%	2.37%
Portfolio turnover rate	70%[3]	296%	329%	354%	322%	143%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

37
SEMI ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.51	$10.80	$10.64	$10.91	$10.82	$10.24
Income from Investment Operations:
Net investment income[2]	0.11	0.16	0.18	0.25	0.27	0.21
Net realized and unrealized gain (loss)	(0.34)	0.74	0.34	0.08	0.30	0.45
Total from investment operations	(0.23)	0.90	0.52	0.33	0.57	0.66
Less Distributions:
From net investment income	(0.22)	-	(0.35)	(0.28)	(0.26)	(0.06)
From net realized gain	(1.07)	(0.19)	(0.01)	(0.32)	(0.22)	(0.02)
Total distributions	(1.29)	(0.19)	(0.36)	(0.60)	(0.48)	(0.08)
Net asset value, end of period	$9.99	$11.51	$10.80	$10.64	$10.91	$10.82
Total return	(2.44)%[3]	8.42%	5.01%	3.66%	5.34%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,523	$17,221	$15,155	$12,638	$12,016	$9,474
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.13%[5]	1.27%	1.16%	1.01%	0.97%	1.09%
After fees waived and expenses absorbed[4]	1.06%[5]	1.15%	1.05%	0.94%	0.90%	1.00%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.02%[5]	1.37%	1.70%	2.47%	2.44%	2.01%
Portfolio turnover rate	70%[3]	296%	329%	354%	322%	143%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

38
SEMI ANNUAL REPORT

The E-Valuator Conservative /Moderate (30%-50%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.76	$10.64	$10.15	$10.61	$11.01	$10.28
Income from Investment Operations:
Net investment income[2]	0.13	0.18	0.17	0.20	0.15	0.29
Net realized and unrealized gain (loss)	(0.25)	1.09	0.45	0.01	0.25	0.58
Total from investment operations	(0.12)	1.27	0.62	0.21	0.40	0.87
Less Distributions:
From net investment income	(0.27)	(0.15)	(0.13)	(0.12)	(0.38)	(0.11)
From net realized gain	(1.14)	-	-	(0.55)	(0.42)	(0.03)
Total distributions	(1.41)	(0.15)	(0.13)	(0.67)	(0.80)	(0.14)
Net asset value, end of period	$10.23	$11.76	$10.64	$10.15	$10.61	$11.01
Total return	(1.50)%[3]	12.01%	6.20%	2.77%	3.66%	8.64%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,006	$23,630	$18,658	$13,059	$12,684	$14,291
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.86%[5]	0.98%	1.09%	0.97%	0.81%	0.87%
After fees waived and expenses absorbed[4]	0.78%[5]	0.78%	0.80%	0.80%	0.73%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.40%[5]	1.56%	1.66%	2.07%	1.43%	2.74%
Portfolio turnover rate	59%[3]	277%	280%	329%	237%	158%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

39
SEMI ANNUAL REPORT

The E-Valuator Conservative /Moderate (30%-50%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.97	$10.80	$10.27	$10.70	$11.03	$10.26
Income from Investment Operations:
Net investment income[2]	0.11	0.14	0.15	0.17	0.12	0.26
Net realized and unrealized gain (loss)	(0.25)	1.11	0.50	0.03	0.28	0.59
Total from investment operations	(0.14)	1.25	0.65	0.20	0.40	0.85
Less Distributions:
From net investment income	(0.23)	(0.08)	(0.12)	(0.08)	(0.31)	(0.05)
From net realized gain	(1.14)	-	-	(0.55)	(0.42)	(0.03)
Total distributions	(1.37)	(0.08)	(0.12)	(0.63)	(0.73)	(0.08)
Net asset value, end of period	$10.46	$11.97	$10.80	$10.27	$10.70	$11.03
Total return	(1.66)%[3]	11.65%	6.39%	2.58%	3.56%	8.33%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,792	$8,074	$3,907	$915	$1,046	$1,625
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.26%[5]	1.33%	1.33%	1.22%	1.09%	1.25%
After fees waived and expenses absorbed[4]	1.18%[5]	1.14%	1.05%	1.05%	1.01%	1.05%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.00%[5]	1.20%	1.45%	1.75%	1.14%	2.49%
Portfolio turnover rate	59%[3]	277%	280%	329%	237%	158%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

40
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.70	$11.34	$10.76	$11.75	$11.52	$10.37
Income from Investment Operations:
Net investment income[2]	0.16	0.18	0.16	0.20	0.20	0.20
Net realized and unrealized gain (loss)	(0.17)	1.60	0.71	(0.22)	0.86	1.05
Total from investment operations	(0.01)	1.78	0.87	(0.02)	1.06	1.25
Less Distributions:
From net investment income	(0.31)	-	(0.29)	(0.24)	(0.22)	(0.08)
From net realized gain	(2.02)	(0.42)	-	(0.73)	(0.61)	(0.02)
Total distributions	(2.33)	(0.42)	(0.29)	(0.97)	(0.83)	(0.10)
Net asset value, end of period	$10.36	$12.70	$11.34	$10.76	$11.75	$11.52
Total return	(0.80)%[3]	15.98%	8.17%	1.09%	9.61%	12.15%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$136,682	$147,069	$134,479	$145,402	$151,866	$133,156
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.64%[5]	0.77%	0.90%	0.70%	0.67%	0.68%
After fees waived and expenses absorbed[4]	0.57%[5]	0.70%	0.80%	0.63%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.70%[5]	1.41%	1.50%	1.95%	1.75%	1.88%
Portfolio turnover rate	62%[3]	272%	334%	316%	303%	138%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

41
SEMI ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.66	$11.34	$10.78	$11.74	$11.50	$10.36
Income from Investment Operations:
Net investment income[2]	0.13	0.13	0.13	0.18	0.18	0.15
Net realized and unrealized gain (loss)	(0.17)	1.61	0.71	(0.21)	0.84	1.06
Total from investment operations	(0.04)	1.74	0.84	(0.03)	1.02	1.21
Less Distributions:
From net investment income	(0.25)	-	(0.28)	(0.20)	(0.17)	(0.05)
From net realized gain	(2.02)	(0.42)	-	(0.73)	(0.61)	(0.02)
Total distributions	(2.27)	(0.42)	(0.28)	(0.93)	(0.78)	(0.07)
Net asset value, end of period	$10.35	$12.66	$11.34	$10.78	$11.74	$11.50
Total return	(1.02)%[3]	15.62%	7.88%	0.95%	9.28%	11.78%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,533	$45,002	$32,978	$28,568	$26,455	$24,962
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.04%[5]	1.15%	1.11%	0.95%	0.94%	1.06%
After fees waived and expenses absorbed[4]	0.97%[5]	1.08%	1.05%	0.88%	0.86%	0.97%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.30%[5]	1.03%	1.24%	1.67%	1.52%	1.50%
Portfolio turnover rate	62%[3]	272%	334%	316%	303%	138%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

42
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.20	$11.72	$10.67	$11.95	$11.90	$10.44
Income from Investment Operations:
Net investment income[2]	0.17	0.14	0.13	0.17	0.16	0.16
Net realized and unrealized gain (loss)	(0.11)	2.06	1.08	(0.41)	1.08	1.38
Total from investment operations	0.06	2.20	1.21	(0.24)	1.24	1.54
Less Distributions:
From net investment income	(0.32)	(0.07)	(0.16)	(0.19)	(0.20)	(0.06)
From net realized gain	(2.08)	(0.65)	-	(0.85)	(0.99)	(0.02)
Total distributions	(2.40)	(0.72)	(0.16)	(1.04)	(1.19)	(0.08)
Net asset value, end of period	$10.86	$13.20	$11.72	$10.67	$11.95	$11.90
Total return	(0.41)%[3]	19.40%	11.49%	(0.62)%	11.02%	14.89%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$233,125	$241,493	$215,221	$206,037	$226,003	$193,831
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.62%[5]	0.75%	0.89%	0.69%	0.66%	0.68%
After fees waived and expenses absorbed[4]	0.55%[5]	0.70%	0.80%	0.62%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.81%	1.11%	1.23%	1.67%	1.34%	1.49%
Portfolio turnover rate	44%[3]	236%	351%	313%	285%	125%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

43
SEMI ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.25	$11.78	$10.70	$11.98	$11.89	$10.43
Income from Investment Operations:
Net investment income[2]	0.15	0.10	0.11	0.14	0.13	0.12
Net realized and unrealized gain (loss)	(0.12)	2.06	1.09	(0.42)	1.09	1.39
Total from investment operations	0.03	2.16	1.20	(0.28)	1.22	1.51
Less Distributions:
From net investment income	(0.26)	(0.04)	(0.12)	(0.15)	(0.14)	(0.03)
From net realized gain	(2.08)	(0.65)	-	(0.85)	(0.99)	(0.02)
Total distributions	(2.34)	(0.69)	(0.12)	(1.00)	(1.13)	(0.05)
Net asset value, end of period	$10.94	$13.25	$11.78	$10.70	$11.98	$11.89
Total return	(0.59)%[3]	18.90%	11.30%	(0.95)%	10.78%	14.54%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,540	$44,860	$28,606	$25,928	$23,370	$20,799
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.02%[5]	1.13%	1.10%	0.96%	0.93%	1.05%
After fees waived and expenses absorbed[4]	0.95%[5]	1.08%	1.03%	0.89%	0.86%	0.96%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.41%	0.73%	1.00%	1.37%	1.09%	1.12%
Portfolio turnover rate	44%[3]	236%	351%	313%	285%	125%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

44
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

FINANCIAL HIGHLIGHTS

Service Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.52	$12.18	$11.08	$12.30	$12.12	$10.48
Income from Investment Operations:
Net investment income[2]	0.16	0.11	0.11	0.14	0.11	0.12
Net realized and unrealized gain (loss)	(0.02)	2.66	1.10	(0.56)	1.22	1.59
Total from investment operations	0.14	2.77	1.21	(0.42)	1.33	1.71
Less Distributions:
From net investment income	(0.27)	(0.11)	(0.05)	(0.13)	(0.16)	(0.05)
From net realized gain	(2.10)	(0.32)	(0.06)	(0.67)	(0.99)	(0.02)
Total distributions	(2.37)	(0.43)	(0.11)	(0.80)	(1.15)	(0.07)
Net asset value, end of period	$12.29	$14.52	$12.18	$11.08	$12.30	$12.12
Total return	0.21%[3]	23.12%	11.01%	(2.27)%	11.51%	16.40%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146,733	$140,726	$105,095	$82,222	$78,594	$56,415
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.65%[5]	0.77%	0.90%	0.72%	0.69%	0.71%
After fees waived and expenses absorbed[4]	0.58%[5]	0.72%	0.80%	0.65%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.44%[5]	0.76%	1.01%	1.27%	0.93%	1.07%
Portfolio turnover rate	29%[3]	231%	326%	282%	298%	145%

[1]	Prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

45
SEMI ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

FINANCIAL HIGHLIGHTS

R4 Class Shares1

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended March 31, 2022	For the Year Ended September 30 ,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.49	$12.19	$11.09	$12.30	$12.12	$10.48
Income from Investment Operations:
Net investment income[2]	0.14	0.06	0.09	0.11	0.08	0.08
Net realized and unrealized gain (loss)	(0.02)	2.65	1.10	(0.55)	1.21	1.59
Total from investment operations	0.12	2.71	1.19	(0.44)	1.29	1.67
Less Distributions:
From net investment income	(0.21)	(0.09)	(0.03)	(0.10)	(0.12)	(0.01)
From net realized gain	(2.10)	(0.32)	(0.06)	(0.67)	(0.99)	(0.02)
Total distributions	(2.31)	(0.41)	(0.09)	(0.77)	(1.11)	(0.03)
Net asset value, end of period	$12.30	$14.49	$12.19	$11.09	$12.30	$12.12
Total return	0.05%[3]	22.50%	10.74%	(2.47)%	11.12%	16.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,938	$13,376	$9,624	$9,582	$10,818	$7,428
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.05%[5]	1.13%	1.11%	0.98%	0.95%	1.07%
After fees waived and expenses absorbed[4]	0.98%[5]	1.07%	1.05%	0.91%	0.87%	0.98%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[6]	2.04%[5]	0.40%	0.79%	1.03%	0.70%	0.70%
Portfolio turnover rate	29%[3]	231%	326%	282%	298%	145%

[1]	Prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
[2]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[3]	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
[4]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

46
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes. The Predecessor Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.

The Reorganizations were accomplished by a tax-free exchange in which each shareholder of the Funds received the same aggregate share net asset value. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the Shares Issued, Net Assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income and Unrealized appreciation on investments were as followed:

	Shares Issued	Net Assets	Accumulated undistributed net investment income	Accumulated net realized gain on investments	Unrealized appreciation on investments
Very Conservative			162,240	978,673	338,984
Service Class	972,708	10,480,392
R4 Class	966,076	10,561,700

Conservative			749,963	5,065,292	1,664,482
Service Class	4,345,839	49,719,004
R4 Class	1,482,465	16,984,922

Conservative/Moderate			253,048	1,961,034	1,519,466
Service Class	1,770,357	20,647,756
R4 Class	601,812	7,155,363

Moderate			1,738,449	19,021,545	17,882,914
Service Class	11,911,702	150,511,701
R4 Class	3,283,598	41,408,046

Growth			2,113,946	28,253,159	35,635,722
Service Class	18,845,874	247,725,983
R4 Class	3,088,335	40,807,814

Aggressive Growth			734,812	14,512,357	21,844,003
Service Class	9,975,711	144,627,192
R4 Class	1,069,152	15,487,050

The investment objectives of the Funds are as follows:

Fund	Objective

Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

47
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest exclusively in exchange traded funds and mutual funds organized in the United States. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at the net asset value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when the price of a portfolio security differs from the previous day’s NAV calculation such that it results in a significant security variance. Because the Funds invest exclusively in exchange traded funds and mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

48
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●        Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●        Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2022, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange Traded Funds	$12,736,983	$-	$-	$12,736,983
Exchange Traded Notes	71,146	-	-	71,146
Mutual Funds	11,439,286	-	-	11,439,286
Money Market Funds	1,629,532	-	-	1,629,532
Total Investments	$25,876,947	$-	$-	$25,876,947

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange Traded Funds	$28,967,668	$-	$-	$28,967,668
Exchange Traded Notes	700,809	-	-	700,809
Mutual Funds	31,924,410	-	-	31,924,410
Money Market Funds	2,347,573	-	-	2,347,573
Total Investments	$63,940,460	$-	$-	$63,940,460

49
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange Traded Funds	$16,274,275	$-	$-	$16,274,275
Exchange Traded Notes	464,351	-	-	464,351
Mutual Funds	14,753,873	-	-	14,753,873
Money Market Funds	319,935	-	-	319,935
Total Investments	$31,812,434	$-	$-	$31,812,434

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange Traded Funds	$108,721,549	$-	$-	$108,721,549
Exchange Traded Notes	3,159,012	-	-	3,159,012
Mutual Funds	65,626,187	-	-	65,626,187
Money Market Funds	2,019,145	-	-	2,019,145
Total Investments	$179,525,893	$-	$-	$179,525,893

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange Traded Funds	$177,107,316	$-	$-	$177,107,316
Exchange Traded Notes	5,148,511	-	-	5,148,511
Mutual Funds	91,281,924	-	-	91,281,924
Money Market Funds	3,134,792	-	-	3,134,792
Total Investments	$276,672,543	$-	$-	$276,672,543

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments
Exchange Traded Funds	$106,696,629	$-	$-	$106,696,629
Exchange Traded Notes	3,299,600	-	-	3,299,600
Mutual Funds	48,587,311	-	-	48,587,311
Money Market Funds	4,701,039	-	-	4,701,039
Total Investments	$163,284,579	$-	$-	$163,284,579

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex- dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

50
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2018.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute annually any net capital gains. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

51
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2023.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2023. Effective October 1, 2019, the Adviser has elected to recoup such waivers, as applicable. Currently, the Adviser is voluntarily waiving its right to such recoupment of fees. During the six months ended March 31, 2022, none of the waived expenses have been recouped by the Adviser.

For the six months ended March 31, 2022, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$57,307	$(15,023)	$42,284
Conservative	147,860	(23,000)	124,860
Conservative/Moderate	72,809	(12,846)	59,963
Moderate	417,715	(64,978)	352,737
Growth	642,496	(99,944)	542,552
Aggressive Growth	362,408	(56,375)	306,033
	$1,700,595	$(272,166)	$1,428,429

The total amounts of recoverable reimbursements for the Funds as of March 31, 2022 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2022	2023	2024	2025	Total
Very Conservative	$8,763	$44,360	$63,501	$15,023	$131,647
Conservative	-	76,974	79,544	23,000	179,518
Conservative/Moderate	12,903	51,412	52,587	12,846	129,748
Moderate	-	161,433	132,748	64,978	359,159
Growth	-	199,093	158,027	99,944	457,064
Aggressive Growth	-	99,672	84,031	56,375	240,078

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

52
SEMI ANNUAL REPORT

The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the six months ended March 31, 2022, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended March 31, 2022, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2022 are reported on the Statement of Operations.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the six months ended March 31, 2022, were as follows:

Fund	Purchases	Sales
Very Conservative	$16,175,583	$12,497,100
Conservative	44,938,212	44,464,557
Conservative/Moderate	21,798,853	18,225,911
Moderate	112,618,967	114,548,978
Growth	129,553,711	121,055,413
Aggressive Growth	61,827,512	44,367,459

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

The tax character of distributions during the year ended September 30, 2021 and the year ended September 30, 2020 were as follows:

	Year ended September 30, 2021
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$180,418	$309,585	$296,726	$3,136,786	$6,830,484	$2,409,742
Realized gains	31,996	726,965	-	3,162,498	7,953,507	1,602,728
	$212,414	$1,036,550	$296,726	$6,299,284	$14,783,991	$4,012,470

	Year ended September 30, 2020
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$386,413	$1,966,261	$191,711	$4,532,981	$3,429,784	$432,375
Realized gains	-	153,788	-	-	-	517,928
	$386,413	$2,120,049	$191,711	$4,532,981	$3,429,784	$950,303

As of September 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$1,027,103	$5,283,959	$1,968,539	$19,986,658	$31,837,139	$16,535,188
Undistributed long-term capital gains	315,177	1,469,796	858,184	6,636,064	7,866,993	4,254,497
Accumulated earnings	$1,342,280	$6,753,755	$2,826,723	$26,622,722	$39,704,132	$20,789,685
Distributions payable	-	-	-	-	-	-
Accumulated capital, other losses, and differences in securities treatments	-	-	-	-	-	-
Unrealized appreciation/(depreciation)	73,624	821,027	994,889	11,245,192	25,135,833	15,070,856
Total accumulated earnings/(deficit)	$1,415,904	$7,574,782	$3,821,612	$37,867,914	$64,839,965	$35,860,541

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The E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Each Fund had a capital loss carryforward that was utilized during the year ended September 30, 2021 in the amounts as follows:

Fund	Total
Very Conservative	$7,654
Conservative	-
Conservative/Moderate	457,128.00
Moderate	-
Growth	-
Aggressive Growth	-

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$24,145,161	$66,007,088	$30,646,502	$180,878,192	$261,244,635	$139,134,935
Tax unrealized appreciation	259,385	1,604,005	1,359,634	14,379,694	29,838,665	17,592,361
Tax unrealized (depreciation)	(185,761)	(783,050)	(364,745)	(3,134,502)	(4,702,832)	(2,521,505)
Net unrealized appreciation/(depreciation)	$73,624	$820,955	$994,889	$11,245,192	$25,135,833	$15,070,856

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales.

NOTE 5 — COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds and the underlying funds in which the Funds invest, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

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SEMI ANNUAL REPORT

The E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate income dividends of 20.05%, 40.86%, 0.00%, 0.00%, 0.00% and 100.00%, respectively, as qualified dividend income paid during the year ended September 30, 2021.

Long-Term Capital Gains Designation

For the year ended September 30, 2021, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designates $1,466,004, $0, $0, $0, $0 and $31,173, respectively, as a 20% rate gain distribution.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

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SEMI ANNUAL REPORT

THE E-VALUATOR FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2021 and held for the six months ended March 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending		During
	Account Value	Account Value	Annualized Expense	Period Ended*
	(10/1/21)	(3/31/22)	Ratio	(3/31/22)
Very Conservative
Service Class Actual	$1,000.00	$974.90	0.80%	$3.94
Service Class Hypothetical**	$1,000.00	$1,020.94	0.80%	$4.03
R4 Class Actual	$1,000.00	$973.80	1.20%	$5.91
R4 Class Hypothetical**	$1,000.00	$1,018.95	1.20%	$6.04
Conservative
Service Class Actual	$1,000.00	$977.90	0.66%	$3.27
Service Class Hypothetical**	$1,000.00	$1,021.63	0.66%	$3.34
R4 Class Actual	$1,000.00	$975.60	1.06%	$5.23
R4 Class Hypothetical**	$1,000.00	$1,019.63	1.06%	$5.35
Conservative/Moderate
Service Class Actual	$1,000.00	$985.00	0.78%	$3.84
Service Class Hypothetical**	$1,000.00	$1,021.07	0.78%	$3.91
R4 Class Actual	$1,000.00	$983.40	1.18%	$5.81
R4 Class Hypothetical**	$1,000.00	$1,019.07	1.18%	$5.92
Moderate
Service Class Actual	$1,000.00	$992.00	0.57%	$2.84
Service Class Hypothetical**	$1,000.00	$1,022.08	0.57%	$2.89
R4 Class Actual	$1,000.00	$989.80	0.97%	$4.83
R4 Class Hypothetical**	$1,000.00	$1,020.08	0.97%	$4.90
Growth
Service Class Actual	$1,000.00	$995.90	0.55%	$2.76
Service Class Hypothetical**	$1,000.00	$1,022.16	0.55%	$2.80
R4 Class Actual	$1,000.00	$994.10	0.95%	$4.75
R4 Class Hypothetical**	$1,000.00	$1,020.17	0.95%	$4.81
Aggressive Growth
Service Class Actual	$1,000.00	$1,002.10	0.58%	$2.88
Service Class Hypothetical**	$1,000.00	$1,022.06	0.58%	$2.90
R4 Class Actual	$1,000.00	$1,000.50	0.98%	$4.87
R4 Class Hypothetical**	$1,000.00	$1,020.06	0.98%	$4.92

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

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The E-Valuator Funds

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by UMB Distribution Services, LLC, Milwaukee, WI.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2022 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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SEMI ANNUAL REPORT

Investment Adviser:

Systelligence, LLC
7760 France Avenue South, Suite 925
Bloomington, Minnesota 55435

Distributor:

UMB Distribution Services, LLC

235 West Galena Street

Milwaukee , WI 53212

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

58

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item (a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

59

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications of the Principal Executive Officer and Principle Financial Officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	Not applicable to open-end management investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R. Miller
By:	Kevin R. Miller
(Principal Executive Officer)
June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By:	Kevin R. Miller
President
(Principal Executive Officer)
June 6, 2022

/s/ Louis Sagert
By:	Louis Sagert
Treasurer
(Principal Financial Officer)
June 3, 2022

61